DILUTED EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
DILUTED EARNINGS PER SHARE
DILUTED EARNINGS PER SHARE

11.     DILUTED (LOSS) EARNINGS PER SHARE

Diluted (loss) earnings per share is calculated based on the following:

	Year ended	Year ended
	December 31, 2019	December 31, 2018
Net (loss) income for the year	$(10,178)	$2,711
Basic weighted average number of shares	108,363,047	92,784,376
Basic (loss) earnings per share	$(0.09)	$0.03

Effect of dilutive securities
Warrants	—	3,996,083
Stock options	—	1,206,157
Diluted weighted average number of common shares	108,363,047	97,986,616
Diluted (loss) earnings per share	$(0.09)	$0.03